Loans payable - Bank Loans (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Institution	Dec. 31, 2018 Institution	Dec. 31, 2020 USD ($)
Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans	$ 251,499		$ 16,205,214
Short Term	101,107		1,106,654
Long Term	$ 150,392		15,098,560
Number of banking institutions from whom loans were assumed | Institution	2	4
Device Loans
Disclosure of detailed information about borrowings [line items]
Bank loans	$ 251,499		116,185
Short Term	101,107		61,778
Long Term	150,392		54,407
Paycheck protection program loan
Disclosure of detailed information about borrowings [line items]
Bank loans	0		2,751,284
Short Term			620,883
Long Term			2,130,401
New Credit Facility
Disclosure of detailed information about borrowings [line items]
Bank loans	$ 0		13,337,745
Short Term			423,993
Long Term			$ 12,913,752